3. INVESTMENT SECURITIES (Tables)	12 Months Ended
Dec. 31, 2016
Investment Securities Tables
Summary of available-for-sale securities
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
(in thousands)	Cost	Gains	Losses	Value
December 31, 2016
Available-for-sale:
U.S. Agency obligations	$17,062	$44	$163	$16,943
Collateralized mortgage obligations	42,439	300	242	42,497
Mortgage-backed securities	75,138	213	1,478	73,873
Municipal bonds	60,901	474	698	60,677
Other	3,676	29	254	3,451
	$199,216	$1,060	$2,835	$197,441

December 31, 2015
Available-for-sale:
U.S. Agency obligations	$19,778	$196	$73	$19,901
Collateralized mortgage obligations	60,826	321	206	60,941
Mortgage-backed securities	31,074	326	90	31,310
Municipal bonds	53,163	1,346	75	54,434
Other	2,677	10	377	2,310
	$167,518	$2,199	$821	$168,896

Fair value of investment securities available for sale by contractual maturity
		After One	After Five		No Stated
	Within	Within	Within	After	Maturity
(in thousands)	1 Year	Five Years	Ten Years	Ten Years	Date	Total
U.S. Agency obligations	$—	$—	$—	$16,943	$—	$16,943
Collateralized mortgage obligations	—	—	—	42,497	—	42,497
Mortgage-backed securities	—	7,581	5,341	60,951	—	73,873
Municipal bonds	—	1,771	6,087	52,819	—	60,677
Other	—	—	1,500	—	1,951	3,451
	$—	$9,352	$12,928	$173,210	$1,951	$197,441

Current fair value and associated unrealized losses on investments in securities with unrealized losses

	Less Than 12 Months		12 Months or Greater		Total
(in thousands)		Unrealized		Unrealized		Unrealized
December 31, 2016	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
Securities available-for-sale:
U.S. Agency obligations	$10,334	$163	$—	$—	$10,334	$163
Collateralized mortgage obligations	18,124	242	—	—	18,124	242
Mortgage-backed securities	58,825	1,478	—	—	58,825	1,478
Municipal bonds	33,110	698	—	—	33,110	698
Other	1,897	254	—	—	1,897	254
Total temporarily impaired securities	$122,290	$2,835	$—	$—	$122,290	$2,835

	Less Than 12 Months		12 Months or Greater		Total
(in thousands)		Unrealized		Unrealized		Unrealized
December 31, 2015	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
Securities available-for-sale:
U.S. Agency obligations	$3,007	$—	$3,178	$73	$6,185	$73
Collateralized mortgage obligations	26,086	159	2,983	47	29,069	206
Mortgage-backed securities	18,575	90	—	—	18,575	90
Municipal bonds	3,896	6	7,990	69	11,886	75
Other	1,774	377	—	—	1,774	377
Total temporarily impaired securities	$53,338	$632	$14,151	$189	$67,489	$821

Investment securities in an unrealized loss position
Available-for-sale:	December 31,
(in thousands)	2016	2015
U.S. Agency obligations	5	3
Collateralized mortgage obligations	6	7
Mortgage-backed securities	13	6
Municipal bonds	53	22
Other	1	1
	78	39

Securities gains for the periods
	Year ended December 31,
(in thousands)	2016	2015	2014
Gross gains on sales of securities available for sale	$193	$590	$208
Gross losses on sales of securities available for sale	(299)	(48)	(121)
Total securities gains	$(106)	$542	$87